Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
ROU [Member]
Leases [Line Items]
Impairment loss			¥ 8,861